RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

13. RELATED PARTY BALANCES AND TRANSACTIONS

(1) Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Hanwu Yang	Shareholder of the Company
Changbin Xia	Shareholder of the Company
Eternal Horizon International Company Limited	As a shareholder of the Company before December 15, 2020
Yanping Guo	Legal representative of Vande
Mishan City Shenmi Dazhong Management Consulting Partnership (“ShenMi DaZhong”)	Shareholder of the Company
Haiyan Qin, Hui Wang and other 11 individuals	Shareholders of ShenMi DaZhong
Shan’xi Nongbei New Agriculture Technology Co.,Ltd and other 8 companies	Associated with shareholders of ShenMi DaZhong

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

(2) Due to related parties

	December 31, 2022	December 31, 2021

Eternal Horizon International Company Limited(1)	$2,323,475	$4,999,550
Changbin Xia(2)	1,337,164	1,415,492
Peijiang Chen(2)	-	27,448
Yanping Guo	-	239
Other	19,078	-
Total	$3,679,717	$6,442,729

(1)	During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO. The Company paid $2.6 million to the underwriters for the year ended December 31, 2022.

(2)	The Company borrowed loans as working capital from two shareholders Hanwu Yang and Changbin Xia as well as the legal representative of Vande, and Peijiang Chen as well as the director of Meiwu Shenzhen. The balance due to related parties is interest-free and due on demand.

During the year ended December 31, 2022, 2021 and 2020, the Company purchased $29,190, $42,692 and $33,529 food products from related parties. As of December 31, 2022 and 2021, the account payable to these related parties is $14,647 and $52,025, respectively. For the years ended December 31, 2022, 2021 and 2020, sales to related parties is 56,625, $151,477 and $118,966, respectively.

The Company’s shareholder, ShenMi DaZhong, and ShenMi DaZhong’s limited partners have received sales commissions of $36,793, $27,932 and $281,181 during the years ended December 31, 2022, 2021 and 2020.